Contingencies (Details Narrative) - USD ($)	1 Months Ended		3 Months Ended	12 Months Ended
	Jan. 17, 2020	Apr. 30, 2019	Nov. 30, 2019	Aug. 31, 2019	Jan. 16, 2020	Aug. 27, 2019	Jun. 20, 2019	Mar. 31, 2019	Dec. 31, 2018	Aug. 31, 2018	Jun. 30, 2018
Common stock shares issued			907,047	907,047						721,295
Software development cost				$ 1,400,000
Kadima Ventures [Member] | Software Development [Member]
Software development cost			$ 8,500,000
Software modules cost			$ 11,000,000
Due date			Jan. 31, 2020
Additional cost		$ 10,000,000
Alpha Capital v. ShiftPixy, Inc. [Member]
Convertible notes							$ 310,000
Convertible notes outstanding			$ 1,700,000					1,200,000	200,000		300,000
Common stock shares issued			25,000
Proceeds from Notes Payable			$ 310,000
Damages incurred			190,000
Total award money received			500,000
Dominion Capital LLC v. ShiftPixy [Member]
Convertible notes outstanding				1,500,000				600,000	200,000		700,000
MEF I, LP v. ShiftPixy, Inc. [Member]
Convertible notes						$ 2,100,000
Convertible notes outstanding				$ 700,000					$ 200,000		$ 500,000
Accrued interest and accrued damages cash payment	$ 725,000
Accrued interest and accrued damages shares issued	20,000
Proceeds from issuance of common stock			$ 969,000